FAIR VALUE OF FINANCIAL INSTRUMENTS - Reconciliation of the Contingent Forward Contract Liability (Details) - Contingent forward contracts liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 30,844	$ 15,791
Change in fair value		15,053
Ending balance		$ 30,844
Series D contingent forward contract liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value	8,720
Settlement of Series	(39,563)
Series E contingent forward contract liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value	109,662
Settlement of Series	(110,456)
Issuance of Series	$ 793